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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2002

Date of reporting period: JUNE 30, 2003

Item 1. REPORT TO STOCKHOLDERS.

                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003


                                   discipline



                                                  WORLDWIDE ABSOLUTE RETURN FUND



allocation



                                             diversify


                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of June 30, 2003, and are subject to change.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

Dear Shareholder:

On May 1, 2003, the Van Eck Worldwide Absolute Return Fund was officially added as a new series of the Van Eck Worldwide Insurance Trust.

This Fund seeks to achieve consistent, absolute (positive) returns in various market cycles by allocating its assets among a highly qualified group of investment sub-advisers that employ a variety of investment strategies and techniques. Absolute return strategies seek to provide positive returns in all markets by:

o exploiting pricing disparities or inefficiencies in markets, geographical areas or between companies

o taking advantage of anticipated price movements up and/or down of securities and markets, or

o benefiting from cyclical relationships or special situations (such as reorganizations).

Absolute return strategies have been available to institutions and high net-worth investors for many years. These investments have typically required a high minimum investment and have not offered daily liquidity. In contrast, the Van Eck Worldwide Absolute Return Fund is more broadly available, offers daily liquidity and requires only a relatively low minimum investment.

Van Eck Associates Corporation is the Fund's investment adviser. It selects, monitors, evaluates and, if necessary, terminates the Fund's investment sub-advisers who manage Fund assets. Van Eck seeks sub-advisers and absolute return strategies that perform with low or no correlation to major market indices and to each other. By allocating assets among several such sub-advisers, the Fund seeks to achieve its objective with greater diversification and lower volatility than if assets were invested with a single manager or in a single strategy.

Currently, Van Eck has qualified eight sub-advisers and intends to add more.

--------------------------------------------------------------------------------
   SUB-ADVISERS                                 PRIMARY ABSOLUTE RETURN STRATEGY
   Analytic Investors, Inc.                     Long/short market-neutral
   AXA Rosenberg Investment Management LLC      Value long/short market-neutral
   Coda Capital Asset Management LLC            Convertible arbitrage
   Gotham Advisors, Inc.                        Long/short
   Grantham, Mayo, Van Otterloo & Co. LLC       Long/short market-neutral
   Martingale Asset Management, L.P.            Long/short market-neutral
   PanAgora Asset Management, Inc.              Fixed income long/short
   Straits Global Asset Management LLC          Global macro
--------------------------------------------------------------------------------

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

The first sub-adviser, Coda Capital, had been funded as of the date of this letter. Coda seeks to identify and capitalize on opportunities in the market for convertible securities.

Due to the Fund's short history, we have not included an economic and financial markets overview or a discussion of Fund performance. These topics will be addressed in the Fund's Annual Report.

Thank you for your investment in the Van Eck Worldwide Absolute Return Fund. We look forward to helping you meet your investment goals in the future.

[Photo Omitted]

/s/ DAVID A. SEMPLE
-------------------
DAVID A. SEMPLE
PORTFOLIO MANAGER

July 17, 2003



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund employs aggressive investment strategies and techniques and concentrates its investments such that each may be considered risky, and may not be suitable for all investors. Under normal market conditions there will be at least three sub-advisers and from time to time there may be as few as one. There can be no assurances that these strategies will achieve the Fund's objectives since the Fund will employ investment strategies and techniques that may be considered risky and are based upon historic assumptions and relationships that may be disrupted, or fail to materialize. Although these strategies and techniques have historically had no or low correlation to major world indices, events may occur which may cause them to become correlated. During these times, certain of the Fund's strategies may cease to function as anticipated.

The Adviser is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
    Cash .........................................................    $2,714,086
    Receivables:
      Due from Adviser ...........................................         6,076
    Prepaid Expense ..............................................        10,954
                                                                      ----------
        Total assets .............................................     2,731,116
                                                                      ----------

LIABILITIES:
Payables:
    Capital shares redeemed ......................................           156
    Accounts payable .............................................         9,160
                                                                      ----------
        Total liabilities ........................................         9,316
                                                                      ----------

Net assets .......................................................    $2,721,800
                                                                      ==========

Shares outstanding ...............................................       271,863
                                                                      ==========

Net asset value, redemption price and offering price per share ...        $10.01
                                                                      ==========

Net assets consist of:
    Aggregate paid in capital ....................................    $2,718,632
    Undistributed net investment income ..........................         3,168
                                                                      ----------
                                                                      $2,721,800
                                                                      ==========





                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003+ TO JUNE 30, 2003 (UNAUDITED)

INCOME:
Interest income (Note 1) ................................              $  3,168

EXPENSES:
Management (Note 2) .....................................  $  7,157
Administration (Note 2) .................................       103
Professional fees .......................................     8,052
Reports to shareholders .................................     2,501
Transfer agent ..........................................     2,013
Custodian ...............................................       386
Trustees' fees and expenses .............................       244
Other ...................................................       183
                                                           --------
    Total expenses ......................................    20,639
    Expenses assumed by Advisor (Note 2) ................   (20,639)
                                                           --------
    Net Expense .........................................                     0
                                                                       --------
    Net investment income ...............................                 3,168
                                                                       --------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..             $  3,168
                                                                       ========


-----------
+  Commencement of operations.








                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE PERIOD MAY 1, 2003+
                                                                         TO JUNE 30, 2003
                                                                            (UNAUDITED)
                                                                    ----------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income ................................................    $    3,168
CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares ........................................     2,826,962
   Cost of shares reacquired ............................................      (108,330)
                                                                            -----------
     Net increase in net assets resulting from capital share transactions     2,718,632
                                                                            -----------
     Total increase in net assets .......................................     2,721,800
                                                                            -----------
NET ASSETS:
   Beginning of period ..................................................             0
                                                                            -----------
   End of period (including accumulated net investment income of $3,168)     $2,721,800
                                                                            ===========
*  SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED (UNLIMITED NUMBER OF
   $.001 PAR VALUE SHARES AUTHORIZED)
   Shares sold ..........................................................       282,696
   Shares reacquired ....................................................       (10,833)
                                                                            -----------
   Net increase .........................................................       271,863
                                                                            ===========

--------------
+  Commencement of operations








                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                             MAY 1, 2003(a)
                                                              TO JUNE 30,
                                                                  2003
                                                               (UNAUDITED)
                                                              ------------


Net Asset Value, Beginning of Period ........................   $   10.00
                                                                ---------
Income From Investment Operations:
Net Investment Income .......................................        0.01
                                                                ---------
Net Asset Value, End of Period ..............................   $   10.01
                                                                =========
Total Return (b) ............................................        0.10%
                                                                ---------
================================================================================
RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000) .............................   $   2,722
Ratio of Gross Expenses to Average Net Assets ...............        7.21%(c)
Ratio of Net Expenses to Average Net Assets .................        0.00%(c)
Ratio of Net Investment Income to Average Net Assets                 1.11%(c)(d)
Portfolio Turnover Rate .....................................           0%


---------
(a) Commencement of operations

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c) Annualized

(d) Net effect of expenses reimbursement by Adviser to average net assets was 7.21%.









                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Absolute Return Fund (the "Fund"), a non-diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDEND AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with accounting principles generally accepted in the United States.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume all expenses for the period ending June 30, 2003. For the period ending June 30, 2003 the Advisor assumed expenses in the amount of $20,639. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. In accordance with the advisory agreement, the Fund paid the Adviser for costs incurred in connection with certain administrative functions. As of June 30, 2003 Van Eck Associates Corp. owned 55.2% of the outstanding shares of beneficial interest of the Fund.

NOTE   3--INVESTMENTS--There  were  no  purchases  or  proceeds  from  sales  of securities, other than short-term obligations, for the period ended June 30, 2003.

NOTE 4--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of June 30, 2003, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $0.

NOTE 5--REPURCHASE AGREEMENT--Collateral for a repurchase agreement, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

VAN ECK GLOBAL [Graphic Omitted]                                              [Graphic Omitted]
Investment Adviser:   Van Eck Associates Corporation                      Retire on YOUR terms(SM)
      Distributor:    Van Eck Securities Corporation                         Variable annuities
                      99 Park Avenue, New York, NY 10016   www.vaneck.com

This report must be accompanied or preceded by a prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuation or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus carefully before investing. Additional information about the Fund's Board of Trustees is provided in the "Statement of Additional Information" that is available by calling 1-800-826-2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time, pursuant to SEC Release 34-47262; IC-25914.

Item 6. [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE TO THIS REGISTRANT.

Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

Item 10. Exhibits.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  8/25/03
     ---------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        ------------------------
Date  8/25/03
     ---------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date  8/25/03
     ---------